Condensed Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Government grant revenue	$ 155,000		$ 220,000
Product revenue	92,000		146,000
Total revenue	247,000		366,000			$ 3,000,000
Cost of product revenue	56,000		96,000
Gross profit	191,000		270,000
Expenses
Research and development	1,193,000	$ 717,000	3,252,000	$ 1,633,000	$ 2,242,216	2,379,832
Sales and marketing	467,000	84,000	1,239,000	96,000	252,359
General and administrative	1,714,000	522,000	4,432,000	1,585,000	2,665,154	1,466,951
Total expenses	3,374,000	1,323,000	8,923,000	3,314,000	5,159,729	3,846,783
Operating loss	(3,183,000)	(1,323,000)	(8,653,000)	(3,314,000)	(5,159,729)	(846,783)
Interest and other income (expense)
Interest income					1,085	1,772
Interest expense, net		(752,000)	(1,000)	(1,810,000)	(4,130,394)	(2,860,267)
Change in fair value of warrants liabilities	73,000	(318,000)	(1,177,000)	(895,000)	(3,941,335)	(105,320)
Other expense	(183,000)		(183,000)
Inducement charge for Series C warrants			(3,050,000)
Other income (expense), net	(110,000)	(1,070,000)	(4,411,000)	(2,705,000)	(3,948,578)	(1,965)
Net loss	$ (3,293,000)	$ (2,393,000)	$ (13,064,000)	$ (6,019,000)	$ (13,237,616)	$ (3,707,243)
Basic and diluted net loss per common share	$ (0.33)	$ (4.47)	$ (1.60)	$ (11.24)	$ (10.42)	$ (6.92)
Weighted-average common shares outstanding used to calculate basic and diluted net loss per common share	10,040,079	535,685	8,178,897	535,685	1,270,033	535,648